Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Summary quantitative data about entity's exposure to risk
The summary data about the Company's exposure to currency risk is as follows. Figures are the pound sterling values of balances in each currency:

	December 31, 2019			December 31, 2018
	GBP	USD	EUR	GBP	USD	EUR
	£'000s	£'000s	£'000s	£'000s	£'000s	£'000s
Cash and cash equivalents	18,517	4,399	18	11,293	8,470	21
Short term Investments	6,316	1,507	—	19,850	25,069	—
Trade and other payables	3,226	4,306	728	2,872	4,329	532

Disclosure of effect of changes in foreign exchange rates
A reasonably possible strengthening or weakening of the Euro or U.S. dollar against pounds sterling as of December 31, 2019 and 2018 would have affected the measurement of the financial instruments denominated in a foreign currency (excluding the assumed contingent liability).
The following table shows how a movement in a currency would give rise to a profit or (loss) and a corresponding entry in equity.

	Profit or loss and equity
	Strengthening	Weakening
December 31, 2019	£'000s	£'000s
EUR (5% movement)	(36)	36
USD (5% Movement)	80	(80)
December 31, 2018	£'000s	£'000s
EUR (5% movement)	(26)	26
USD (5% Movement)	1,461	(1,461)

Disclosure of cash and cash equivalents and short term investments
As of December 31, 2019, and December 31, 2018, cash and cash equivalents and short term investments were placed at the following banks:

Cash and Cash Equivalents	Year ended December 31, 2019	Credit rating	Year ended December 31, 2018	Credit rating
	£'000		£'000
Banks
Royal Bank of Scotland	1	A1	150	A1
Lloyds Bank	8,355	Aa3	15,862	Aa3
Citibank	6,529	Aa3	3,135	A1
Barclays	1,968	A1	449	A2
Wells Fargo	111	Aa1	188	Aa1
Close Brothers	5,970	Aa3	—	—
Total	22,934		19,784

Short Term Investments	Year ended December 31, 2019	Credit rating	Year ended December 31, 2018	Credit rating
	£'000		£'000
Banks
Royal Bank of Scotland	5,616	A1	9,186	A1
Lloyds Bank	—	Aa3	1,567	Aa3
Standard Chartered	—	A1	15,450	A1
Citibank	—	Aa3	7,053	A1
Barclays	2,207	A1	11,663	A2
Total	7,823		44,919

Disclosure of financial instruments by type of interest rate he Company's exposure to interest rate risk, which is the risk that the interest received will fluctuate as a result of changes in market interest rates on classes of financial assets and financial liabilities, was as follows:

	December 31, 2019		December 31, 2018
	Floating interest rate	Fixed interest rate	Floating interest rate	Fixed interest rate
	£'000s	£'000s	£'000s	£'000s
Financial asset
Cash deposits	10,006	12,928	15,082	4,702
Short Term Investments	—	7,823	—	44,919
Total	10,006	20,751	15,082	49,621

Disclosure of maturity analysis of undiscounted cash outflows to repurchase derecognised financial assets or amounts payable to transferee in respect of transferred assets
The following table provides an analysis of the Company's financial liabilities. The carrying value of all balances approximates to their fair value. The Company's maturity analysis for the derivative financial instrument from the issue of warrants is given in note 18.

	LESS THAN 1 YEAR	BETWEEN 1 AND 2 YEARS	BETWEEN 2 AND 5 YEARS	OVER 5 YEARS
	£'000s	£'000s	£'000s	£'000s
At December 31, 2019
Trade payables	1,455	—	—	—
Accruals	6,806	—	—	—
Lease liability	476	557	—	—
Assumed contingent liability(1)	—	—	—	1,807
Total	8,737	557	—	1,807

•	This table includes the undiscounted amount of the assumed contingent liability. See note 20.

	LESS THAN 1 YEAR	BETWEEN 1 AND 2 YEARS	BETWEEN 2 AND 5 YEARS	OVER 5 YEARS
	£'000s	£'000s	£'000s	£'000s
At December 31, 2018
Trade payables	2,839	—	—	—
Other payables	12	—	—	—
Accruals	4,882	—	—	—
Assumed contingent liability(1)	—	—	—	1,807
Total	7,733	—	—	1,807

(1)	This table includes the undiscounted amount of the assumed contingent liability. See note 20.

Disclosure of fair value measurement of assets

	Level 3	Total
	£'000s	£'000s
At December 31, 2019
Derivative financial instrument	895	895
Total	895	895

Disclosure of fair value measurement of liabilities

	Level 3	Total
	£'000s	£'000s
At December 31, 2019
Derivative financial instrument	895	895
Total	895	895

2019
Derivative financial instrument
£'000s
At January 1	2,492
Fair value adjustments - non cash	(1,597)
At December 31	895

See note 18 for information relating to the derivative financial instrument.

2019
Lease liability
£'000s
At January 1	316
Capitalization of rental leases - non cash	1,061
Payment of lease liability - cash	(426)
At December 31	951

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Movements in Level 3 items during the years ended December 31, 2019, and 2018 are as follows:

Derivative financial instrument	2019	2018
	£'000s	£'000s
At January 1	2,492	1,273
Fair value adjustments recognized in profit and loss	(1,597)	1,219
At December 31	895	2,492